Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-4

Collection Period	07/01/26-07/31/26
Determination Date	8/10/2026
Distribution Date	8/17/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$416,598,750.97
2.	Collections allocable to Principal		$21,086,223.15
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,981,465.99
5.	Pool Balance on the close of the last day of the related Collection Period		$393,531,061.83
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		32,652
7.	Initial Pool Balance		$1,518,987,901.90
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$183,111,402.20	$160,043,713.06
	e. Class A-4 Note Balance	$90,700,000.00	$90,700,000.00
	f. Class B Note Balance	$44,810,000.00	$44,810,000.00
	g. Class C Note Balance	$42,530,000.00	$42,530,000.00
	h. Class D Note Balance	$36,460,000.00	$36,460,000.00
	i. Note Balance (sum a - h)	$397,611,402.20	$374,543,713.06
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.3814821	0.3334244
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.2650743	0.2496958
10.	Overcollateralization Target Amount		$18,987,348.77
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$18,987,348.77
12.	Weighted Average Coupon		11.32%
13.	Weighted Average Original Term	months	66.44
14.	Weighted Average Remaining Term	months	29.30
15.	30 day Average SOFR for the accrual period ending 8/16/2026		3.62539%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/16/2026		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,019,220.05
	b. Liquidation Proceeds allocable to Finance Charge		$3,854.88
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,023,074.93
18.	Principal:
	a. Collections allocable to Principal		$21,086,223.15
	b. Liquidation Proceeds allocable to Principal		$887,264.03
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$21,973,487.18
19.	Total Finance Charge and Principal Collections (17d + 18d)		$25,996,562.11
20.	Interest Income from Collection Account		$65,937.67
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$26,062,499.78

Available Funds
23.	Available Collections	$26,062,499.78
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$26,062,499.78
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$347,165.63
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$347,165.63
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$915,557.01
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$915,557.01
	q. Class A-4 Monthly Interest	$450,476.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$450,476.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$238,613.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$238,613.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$233,206.17
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$233,206.17
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$217,544.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$217,544.67

36.	Quaternary Principal Distributable Amount	$4,080,340.37
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$6,482,903.77
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$18,987,348.77
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,023,074.93
	b. Total Daily Deposits of Principal Collections	$21,973,487.18
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$65,937.67
	e. Total Deposits to Collection Account (sum a - d)	$26,062,499.78
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$347,165.63
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$25,123,086.91
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$592,247.24
	f. Total Withdrawals from Collection Account (sum a - e)	$26,062,499.78
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$915,557.01
	e. Class A-4 Interest Distribution	$450,476.67
	f. Class B Interest Distribution	$238,613.25
	g. Class C Interest Distribution	$233,206.17
	h. Class D Interest Distribution	$217,544.67
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$23,067,689.14
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$25,123,086.91
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$23,983,246.15
	e. Class A-4 Distribution	$450,476.67
	f. Class B Distribution	$238,613.25
	g. Class C Distribution	$233,206.17
	h. Class D Distribution	$217,544.67
	i. Total Withdrawals from Note Payment Account (sum a - h)	$25,123,086.91

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$592,247.24
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$592,247.24
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,797,469.75
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,797,469.75
51.	Investment Earnings	$11,401.78
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,808,871.53
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$11,401.78
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,797,469.75
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$347,165.63
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$25,123,086.91
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$592,247.24
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$11,401.78
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$23,983,246.15
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$450,476.67
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$238,613.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$233,206.17
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$217,544.67
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$592,247.24

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,120	$19,730,380.46
	b. 61 to 90 days past due	575	$10,870,008.10
	c. 91 to 120 days past due	172	$2,864,206.26
	d. 121 or more days past due	1	$2,951.75
	e. Total Past Due (sum a - d)	1,868	$33,467,546.57
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		8.5044%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	125	$1,981,465.99
77.	Recoveries	267	$891,118.91
78.	Net Losses (Ln 76 - Ln 77)		$1,090,347.08
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.2617%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	4,111	$77,611,658.02
81.	Recoveries	3,110	$28,950,614.05
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$48,661,043.97
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		3.2035%
84.	Average Net Loss on Defaulted Receivables		$11,836.79

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$5,870,585.15
86.	Pool Balance on the close of the last day of the preceding Collection Period		$416,598,750.97
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.41%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer